Other Income (Expense), Net	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Other Income (Expense), Net
20.
Other income (expense), net

The breakdown of other income for the years ended December 31, 2025, 2024 and 2023 is as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Interest income	3,659	14,168	23,555
Foreign exchange gains (losses)	(10,388)	(10,196)	(32,411)
Gains (losses) on financial instruments	11,846	2,008	10,204
Other, net	(744)	(96)	232
Other income, net	4,373	5,884	1,580